SHARE CAPITAL - Warrants (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) EquityInstruments shares	Dec. 31, 2024 EquityInstruments $ / shares
SHARE CAPITAL
Warrants exercised (in shares) | shares			396,202
Proceeds from exercise of warrants | $			$ 3.3
Warrants [member]
SHARE CAPITAL
Outstanding, beginning balance			25,855,000
Exercised			(16,146,375)
Outstanding, ending balance			9,708,625	25,855,000
Weighted average | $ / shares		$ 3.09		$ 3.06
Weighted average exercise price - Expired | $ / shares		3.04
Warrants exercised (in shares) | shares	1,727,142
Proceeds from exercise of warrants | $	$ 4.4
December 18, 2026
SHARE CAPITAL
Outstanding, beginning balance			25,540,000
Exercised			(16,012,500)
Outstanding, ending balance			9,527,500	25,540,000
Exercised (per share) | $ / shares		3
February 23, 2026 (note 13)
SHARE CAPITAL
Outstanding, beginning balance			315,000
Exercised			(133,875)
Outstanding, ending balance			181,125	315,000
Exercised (per share) | $ / shares		$ 7.94